Supplementary Cash Flow Information	9 Months Ended
Sep. 30, 2023
Disclosure Of Supplementary Cash Flow Information [Abstract]
Supplementary Cash Flow Information

24. SUPPLEMENTARY CASH FLOW INFORMATION
A) Working Capital

	September 30,	December 31,
As at	2023	2022
Total Current Assets	10,745	12,430
Total Current Liabilities	7,205	8,021
Working Capital	3,540	4,409
As at September 30, 2023, adjusted working capital was $3.8 billion (December 31, 2022 – $4.7 billion), excluding the current portion of the contingent payments of $295 million (December 31, 2022 – $263 million).
Changes in non-cash working capital is as follows:

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2023	2022	2023	2022
Accounts Receivable and Accrued Revenues	(1,288)	1,746	(1,097)	119
Income Tax Receivable	157	(111)	(12)	(88)
Inventories	(505)	1,138	(343)	(172)
Accounts Payable and Accrued Liabilities	851	(1,547)	69	(388)
Income Tax Payable	107	74	(1,056)	877
Total Change in Non-Cash Working Capital	(678)	1,300	(2,439)	348

Net Change in Non-Cash Working Capital – Operating Activities	(641)	1,193	(2,142)	(98)
Net Change in Non-Cash Working Capital – Investing Activities	(37)	107	(297)	446
Total Change in Non-Cash Working Capital	(678)	1,300	(2,439)	348
B) Reconciliation of Liabilities
The following table provides a reconciliation of liabilities to cash flows arising from financing activities:

	Dividends Payable	Warrant Purchase Payable	Short-Term Borrowings	Long-Term Debt	Lease Liabilities
As at December 31, 2021	—	—	79	12,385	2,957
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings	—	—	(81)	—	—
(Repayment) of Long-Term Debt	—	—	—	(4,149)	—
Principal Repayment of Leases	—	—	—	—	(228)
Base Dividends Paid on Common Shares	(481)	—	—	—	—
Dividends Paid on Preferred Shares	(26)	—	—	—	—
Non-Cash Changes:
Net Premium (Discount) on Redemption of Long-Term Debt	—	—	—	(29)	—
Finance and Transaction Costs	—	—	—	(24)	—
Lease Additions	—	—	—	—	19
Lease Modifications	—	—	—	—	46
Lease Re-measurements	—	—	—	—	3
Lease Terminations	—	—	—	—	(2)
Base Dividends Declared on Common Shares	481	—	—	—	—
Dividends Declared on Preferred Shares	26	—	—	—	—
Exchange Rate Movements and Other	—	—	2	591	74
As at September 30, 2022	—	—	—	8,774	2,869

As at December 31, 2022	9	—	115	8,691	2,836
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings	—	—	(101)	—	—
(Repayment) of Long-Term Debt	—	—	—	(1,346)	—
Principal Repayment of Leases	—	—	—	—	(216)
Base Dividends Paid on Common Shares	(729)	—	—	—	—
Dividends Paid on Preferred Shares	(27)	—	—	—	—
Payment for Purchase of Warrants	—	(600)	—	—	—
Finance and Transaction Costs	—	(2)	—	—	—
Non-Cash Changes:
Net Premium (Discount) on Redemption of Long-Term Debt	—	—	—	(84)	—
Finance and Transaction Costs	—	2	—	(15)	—
Lease Acquisitions	—	—	—	—	33
Lease Additions	—	—	—	—	45
Lease Modifications	—	—	—	—	34
Lease Re-measurements	—	—	—	—	(6)
Lease Divestitures	—	—	—	—	(11)
Lease Terminations	—	—	—	—	(8)
Base Dividends Declared on Common Shares	729	—	—	—	—
Dividends Declared on Preferred Shares	27	—	—	—	—
Warrants Purchased and Cancelled	—	711	—	—	—
Exchange Rate Movements and Other	—	—	—	(22)	26
As at September 30, 2023	9	111	14	7,224	2,733